STOCK-BASED COMPENSATION EXPENSE - Changes in Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at December 31, 2018			8,520,723	7,774,441	7,774,441	8,268,978
Granted.			1,056,750		2,275,328	2,214,000
Exercised			556,535		648,376	1,834,756
Cancelled			465,116		880,670	873,781
Outstanding at December 31, 2019	8,555,822		8,555,822		8,520,723	7,774,441	8,268,978
Vested and exercisable	5,614,819		5,614,819
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)			$ 0.37	$ 0.20	$ 0.20	$ 0.15
Granted (in dollars per share)			2.34		0.85	0.38
Exercised (in dollars per share)			0.43		0.22	0.19
Cancelled (in dollars per share)			0.64		0.29	0.17
Outstanding at the end (in dollars per share)	$ 0.59		0.59		$ 0.37	$ 0.20	$ 0.15
Vested and exercisable (in dollars per share)	$ 0.27		$ 0.27
Weighted Average Remaining Contractual Term
Outstanding (in years)			7 years 1 month 24 days		7 years 8 months 4 days	8 years 3 months 14 days	9 years 14 days
Vested and exercisable (in years)			6 years 3 months 25 days
Aggregate Intrinsic Value Outstanding at the beginning			$ 15,194	$ 9,469	$ 9,469	$ 4,118
Aggregate Intrinsic Value Outstanding at the beginning			5,079		1,226	1,290
Aggregate Intrinsic Value Outstanding at the end	$ 208,320		208,320		$ 15,194	$ 9,469	$ 4,118
Vested and exercisable	$ 138,515		138,515
Stock options
Weighted Average Remaining Contractual Term
Weighted-average grant date fair value of stock options	$ 1.27				$ 1.26	$ 0.78
Stock issued during period	$ 0
Intrinsic value of stock options exercised	$ 3,000	$ 20			$ 1,200	$ 1,300
Fair value of awards vested			$ 1,400	$ 750	$ 1,000	$ 600